Pension plan - Pension Provisions Development (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension plan
Pension provision at beginning of the year	€ 14,441	€ 12,131
Addition at acquisition date		771
Benefit payments from the employer	(468)	(9)
Actuarial gains/losses from:
Changes in financial assumptions	(551)	(499)
Experience adjustments	(116)	1,022
Impact of changes in demographic assumptions	3	56
Included in net income:
Current service costs	1,021	888
Interest cost	98	80
Pension provision at year-end	14,428	14,441
Germany
Pension plan
Pension provision at beginning of the year	205
Included in net income:
Pension provision at year-end	€ 189	€ 205